Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
REVENUES	$ 1,138	$ 1,686	$ 6,004	$ 4,949	$ 3,411
COST OF REVENUES	574	899	3,011	2,696	2,291
GROSS PROFIT	564	787	2,993	2,253	1,120
OPERATING EXPENSES:
Research and development	1,349	343	2,474	1,338	1,330
Selling and marketing	445	428	1,973	1,236	1,040
General and administrative (including $8,542, $869, $65 of share based compensation for the years ended December 31, 2011, 2010 and 2009, respectively)	1,896	1,186	12,275	2,898	1,467
Total operating expenses	3,690	1,957	16,722	5,472	3,837
LOSS FROM OPERATIONS	(3,126)	(1,170)	(13,729)	(3,219)	(2,717)
FINANCIAL EXPENSES (INCOME), net	(11)	715	934	154	(40)
LOSS BEFORE TAX EXPENSES	(3,115)	(1,885)	(14,663)	(3,373)	(2,677)
TAX EXPENSES	25	10	2	47	47
NET LOSS	$ (3,140)	$ (1,895)	$ (14,665)	$ (3,420)	$ (2,724)
NET LOSS PER SHARE - basic and diluted	$ (0.0500)	$ (0.0400)	$ (0.24)	$ (0.07)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTING NET LOSS PER SHARE - basic and diluted	68,178,946	50,798,900	61,439,700	49,234,528	47,658,853